Share-based payments - General and Administrative Expenses and Game Operating Cost (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total recorded expenses	$ 315	$ 12	$ 705	$ 24	$ 299	$ 4,643
Increase in Other reserves	73	24	73	24	183	4,594
Liabilities related to share based	254	306	254	306	$ 1,553	$ 49
Liabilities related to non share based	632		632
Forfeiture rate used for vesting expense calculation					0.00%	0.00%
Game operating cost
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total recorded expenses		6		12	$ 85	$ 4,163
General and administrative expenses
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total recorded expenses	315	6	705	12	214	480
Class A share-based payments
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total recorded expenses						20
Class B share-based payments
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total recorded expenses						3,704
Class B complex vesting (performance-based awards)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total recorded expenses		$ 12		$ 24	169	$ 919
Complex vesting conditional upon listing
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total recorded expenses	$ 315		$ 705		$ 130